SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Option Activity
	2015		2014		2013
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	7,537,219	$6.37	8,066,749	$6.31	4,351,487	$15.21
Granted	100,000	16.92	746,431	5.81	5,402,961	4.54
Exercised	(1,620,056)	4.94	(762,607)	4.36	(23,932)	4.35
Terminated	(26,777)	22.28	(30,901)	35.40	(4,273)	52.79
Forfeited	(112,116)	8.30	(482,453)	5.86	(1,659,494)	23.76
Outstanding as of end of year	5,878,270	6.84	7,537,219	6.37	8,066,749	6.31
Options exercisable as of end of year	2,606,704	$8.93	1,834,281	$11.54	2,419,180	$9.03

Schedule of Restricted Shares Units Activity
	2015
	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	--	$ --
Granted	783,700	15.11
Exercised	--	--
Forfeited	(10,500)	15.15
Outstanding as of end of year	773,200	15.11
RSU exercisable as of end of year	--	$ --

Schedule of Information about Share Options Outstanding
Outstanding as of December 31, 2015			Exercisable as of December 31, 2015
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$4.35-13.20	5,046,147	4.18	$4.78	1,864,581	$4.69
15.90-20.85	486,112	3.15	16.87	396,112	16.86
$21.00-28.20	346,011	1.45	$22.71	346,011	$22.71
	5,878,270			2,606,704

Schedule of Intrinsic and Fair Values for Options Exercised
	Year ended December 31,
	2015	2014	2013
The intrinsic value of options exercised	$15,374	$3,680	$42
The original fair value of options exercised	$3,721	$2,661	$158

Schedule of Stock-Based Compensation Expense in Statement of Operations
	Year ended December 31,
	2015	2014	2013
Component of income before provision for income taxes:
Cost of goods	$2,214	$753	$597
Research and development, net	1,905	1,034	527
Selling, general and administrative	3,421	2,897	1,658
Stock-based compensation expense	$7,540	$4,684	$2,782

Schedule of Fair Value of Options Granted
	2015	2014	2013
Risk-free interest rate	1.2%-1.4%	1.3%-1.8%	0.8%-1.8%
Expected life of options	4.75 years	4.75 years	4.75 years
Expected annual volatility	47%	47%-57%	51%-65%
Expected dividend yield	none	none	none